Offerings - Offering: 1	May 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,695,368
Proposed Maximum Offering Price per Unit	0.60
Maximum Aggregate Offering Price	$ 1,017,220.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 140.48
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, $0.001 par value per share (“Common Stock”), that become issuable by reason of an event such as any stock split, stock dividend or similar adjustment effected without the Registrant’s receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.

Estimated in accordance with Rule 457 (c) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $0.60 per share, which represents the average of the high and low prices of the Registrant’s Common Stock on April 30, 2026, as reported on the Nasdaq Stock Market, which is within five business days prior to filing this Registration Statement.

The Registrant does not have any fee offsets.